Significant Accounting Policies (Details Narrative)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Significant Accounting Policies
Depreciation method used for equipment	Declining balance method	Declining balance method
Reportable segment, description	The Company operates as a single reportable segment.	The Company operates as a single reportable segment.